Financial Assets and Liabilities - Summary of changes in liabilities arising from financing activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 644,738,291	$ 662,684,327
Cash flow	(4,853,371)	9,250,705
Foreign currency exchange and other	(14,038,712)	(27,196,741)
Ending balance	625,846,208	644,738,291
Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	510,589,480	564,030,102
Cash flow	34,644,826	43,073,992
Foreign currency exchange and other	(44,557,254)	(96,514,614)
Ending balance	500,677,052	510,589,480
Liability Related to Right of Use of Assets [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	134,148,811	98,654,225
Cash flow	(39,498,197)	(33,823,287)
Foreign currency exchange and other	30,518,542	69,317,873
Ending balance	$ 125,169,156	$ 134,148,811